SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATES (Details) - Key Mining Corp [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Federal statutory rate	21.00%	21.00%
Non-deductible item: stock based compensation		(0.20%)
Change in valuation allowance	(21.00%)	(20.80%)
Effective income tax rate